Other equity instruments - Schedule of Other Equity Instruments (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2024 USD ($)
OTHER EQUITY INSTRUMENTS (Details) - Schedule of Other Equity Instruments [Line Items]
Contract/ notional amount £m	£ 14,304,441	£ 8,862,200
Beginning balance	6,940	5,297	£ 5,906
Issued during the year:
Issued during the year:	190	131	105
Repurchases and redemptions during the year:
Repurchases and redemptions during the year:	(1,508)	(135)	(1,359)
Profit for the year attributable to other equity holders	498	527	438
Distributions on other equity instruments	(498)	(527)	(438)
Ending balance	6,195	6,940	5,297
Other equity instruments
Issued during the year:
Issued during the year:	£ 763	1,778	750
Other equity instruments | $1,000 million 6.75% Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Contingent Convertible Securities Callable 2031
OTHER EQUITY INSTRUMENTS (Details) - Schedule of Other Equity Instruments [Line Items]
Contract/ notional amount £m | $				$ 1,000
Borrowings, interest rate (in percent)	6.75%			6.75%
Issued during the year:
Issued during the year:	£ 763	0	0
Other equity instruments | $1,250 million 8% Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Contingent Convertible Securities Callable 2029
OTHER EQUITY INSTRUMENTS (Details) - Schedule of Other Equity Instruments [Line Items]
Contract/ notional amount £m | $				$ 1,250
Borrowings, interest rate (in percent)	8.00%			8.00%
Issued during the year:
Issued during the year:	£ 0	1,028	0
Other equity instruments | £750 million 8.5% Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Contingent Convertible Securities Callable 2028
OTHER EQUITY INSTRUMENTS (Details) - Schedule of Other Equity Instruments [Line Items]
Contract/ notional amount £m	£ 750
Borrowings, interest rate (in percent)	8.50%			8.50%
Issued during the year:
Issued during the year:	£ 0	750	0
Other equity instruments | £750 million 8.5% Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Contingent Convertible Securities Callable 2027
OTHER EQUITY INSTRUMENTS (Details) - Schedule of Other Equity Instruments [Line Items]
Contract/ notional amount £m	£ 750
Borrowings, interest rate (in percent)	8.50%			8.50%
Issued during the year:
Issued during the year:	£ 0	0	750
Other equity instruments | $1,675 million 7.5% Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Contingent Convertible Securities
OTHER EQUITY INSTRUMENTS (Details) - Schedule of Other Equity Instruments [Line Items]
Contract/ notional amount £m | $				$ 1,675
Borrowings, interest rate (in percent)	7.50%			7.50%
Repurchases and redemptions during the year:
Repurchases and redemptions during the year:	£ (1,008)	0	0
Other equity instruments | ££500 million 5.125% Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Contingent Convertible Securities Callable 2024
OTHER EQUITY INSTRUMENTS (Details) - Schedule of Other Equity Instruments [Line Items]
Contract/ notional amount £m	£ 500
Borrowings, interest rate (in percent)	5.125%			5.125%
Repurchases and redemptions during the year:
Repurchases and redemptions during the year:	£ (500)	0	0
Other equity instruments | £1,494 million 7.625% Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Contingent Convertible Securities Callable 2023
OTHER EQUITY INSTRUMENTS (Details) - Schedule of Other Equity Instruments [Line Items]
Contract/ notional amount £m	£ 1,494
Borrowings, interest rate (in percent)	7.625%			7.625%
Repurchases and redemptions during the year:
Repurchases and redemptions during the year:	£ 0	£ (135)	£ (1,359)